Schedule of loss allowance (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Authorisation Of Consolidated Financial Statements For Issue
Balance at January 1	$ 4,357	$ 26,049	$ 26,049
Impairment losses recognized during the year	1,277			253,116
Reversal of impairment losses during the year		(2,110)	(2,110)
Amounts written off during the year	(1,131)	(19,582)	(19,582)	(227,067)
Balance at December 31	$ 4,503	$ 4,357	$ 4,357	$ 26,049